Investment in equity method investees-Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment Summarized Financial Information Income Statement Abstract
Equity Method Investments	$ 197,006	$ 246,776
Income Loss From Equity Method Investments	$ 42,873	$ 73,478	$ 33,769